Products revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Summary of Disaggregation of Revenue	The following table summarizes the disaggregation of revenue:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Products revenue	473,740	82,197	281,367
Mining products	473,740	68,358	281,367
Intelligent router products (Note a)	—	13,839	—
Other revenue	—	28	400

	473,740	82,225	281,767